Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Information [Abstract]
Schedule of Consolidated Statement of Cash Flows
The changes in non-cash balances related to operations consist of the following:

Year ended December 31 (millions of dollars)	2023	2022
Accounts receivable (Note 8)	(62)	(72)
Due from related parties	(84)	(56)
Materials and supplies (Note 9)	(10)	(2)
Prepaid expenses and other assets (Note 9)	14	(5)
Other long-term assets (Note 13)	(14)	1
Accounts payable	20	22
Accrued liabilities	193	67
Due to related parties	30	(3)
Accrued interest (Note 14)	30	(5)
Long-term accounts payable and other long-term liabilities (Note 15)	6	8
Post-retirement and post-employment benefit liability	77	39
	200	(6)
The following tables reconcile investments in property, plant and equipment and intangible assets and the amounts presented in the consolidated statements of cash flows for the years ended December 31, 2023 and 2022. The reconciling items include net change in accruals and capitalized depreciation.

Year ended December 31, 2023 (millions of dollars)	Property, Plant and Equipment	Intangible Assets	Total
Capital investments	(2,380)	(128)	(2,508)
Reconciling items	58	(3)	55
Cash outflow for capital expenditures	(2,322)	(131)	(2,453)

Year ended December 31, 2022 (millions of dollars)	Property, Plant and Equipment	Intangible Assets	Total
Capital investments	(1,986)	(122)	(2,108)
Reconciling items	44	2	46
Cash outflow for capital expenditures	(1,942)	(120)	(2,062)
Supplementary Information

Year ended December 31 (millions of dollars)	2023	2022
Net interest paid	581	517
Income taxes paid	43	33